N-2 - $ / shares shares in Millions	Jan. 28, 2025	Dec. 31, 2024	Sep. 30, 2024
Cover [Abstract]
Entity Central Index Key	0001495222
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Oxford Lane Capital Corp.
Other Annual Expenses [Abstract]
Acquired Fund Fees Estimated, Note [Text Block]	Our total expenses for the quarter ended December 31, 2024 were approximately $42.0 million, compared with total expenses of approximately $37.9 million for the quarter ended September 30, 2024.
General Description of Registrant [Abstract]
Lowest Price or Bid, NAV			$ 4.76
Highest Price or Bid, NAV		$ 4.82
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	common stock
Outstanding Security, Authorized [Shares]	49.0